SIGNIFICANT ACCOUNTING POLICIES (Details 2)	12 Months Ended
Nov. 30, 2021
Video Game Catalogues [Member]
IfrsStatementLineItems [Line Items]
Intangible assets useful lives	15 years
Platform Coding [Member]
IfrsStatementLineItems [Line Items]
Intangible assets useful lives	3 years
Brands [Member]
IfrsStatementLineItems [Line Items]
Intangible assets useful lives	indefinite
Distribution Libraries [Member]
IfrsStatementLineItems [Line Items]
Intangible assets useful lives	10 years